Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net Table [Abstract]
Schedule of property and equipment, net
	Estimated Useful Lives	December 31,
		2021	2020
Machinery and equipment	3 to 5 years	$957	$535
Furniture and fixed assets	3 to 7 years	186	103
Computer hardware and software	3 years	259	67
Leasehold improvements	Lesser of lease term or asset life	1,432	24
Total property and equipment		2,834	729
Less accumulated depreciation		(584)	(284)
Property and equipment, net		$2,250	$445